Class A C R R6 Y [Member] Investment Objectives and Goals - Class A C R R6 Y - PUTNAM CONVERTIBLE SECURITIES FUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks, with equal emphasis, current income and capital appreciation.
Objective, Secondary [Text Block]	Its secondary objective is conservation of capital.